Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000005558 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005558 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005558 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005558 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000005558 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000005558 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000005558 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005558 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000005558 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005558 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005558 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005558 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005558 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005558 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005558 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005558 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005558 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000117193 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117193 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000117193 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000117193 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000117193 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000117193 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000117193 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117193 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000117193 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000117193 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000117193 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000117193 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000117193 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000117193 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117193 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117193 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117193 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000177208 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000177208 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000177208 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000177208 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000177208 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000177208 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000177208 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000177208 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000177208 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000177208 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000177208 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000177208 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000177208 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000177208 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177208 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000177208 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177208 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	25.50%